Leases	12 Months Ended
Dec. 31, 2021
Leases Disclosure [Abstract]
Leases
13. Leases
The movements in 2021 and 2020 were as follows:

Right-of-use assets	Land and buildings[1] £m	Plant and machinery £m	Total £m
1 January 2020	1,706.1	28.4	1,734.5
Additions	233.0	35.0	268.0
Disposals	(40.5)	(1.9)	(42.4)
Depreciation of right-of-use assets	(312.1)	(19.8)	(331.9)
Impairment charges included within restructuring costs	(117.0)	—	(117.0)
Other write-downs	(8.1)	—	(8.1)
Exchange adjustments	0.4	1.0	1.4
31 December 2020	1,461.8	42.7	1,504.5
Additions	264.6	17.2	281.8
Transfers to net investment in subleases	(26.9)	—	(26.9)
Disposals	(53.6)	(1.3)	(54.9)
Depreciation of right-of-use assets	(254.7)	(18.2)	(272.9)
Impairment charges included within restructuring costs	(18.9)	(0.4)	(19.3)
Other reversals	6.8	—	6.8
Exchange adjustments	(22.1)	(1.9)	(24.0)
31 December 2021	1,357.0	38.1	1,395.1
Note
[1]For the years ended 31 December 2021 and 2020, the Company has £38.5 million and £67.9 million of right-of-use assets that are classified as investment property, respectively.

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2020	2,223.4	26.3	2,249.7
Additions	226.9	37.1	264.0
Interest expense related to lease liabilities	96.8	1.7	98.5
Disposals	(49.4)	(1.7)	(51.1)
Repayment of lease liabilities (including interest)	(379.1)	(19.5)	(398.6)
Exchange adjustments	(6.8)	0.6	(6.2)
31 December 2020	2,111.8	44.5	2,156.3
Additions	277.0	16.1	293.1
Interest expense related to lease liabilities	89.7	1.2	90.9
Disposals	(64.2)	(1.9)	(66.1)
Repayment of lease liabilities (including interest)	(390.6)	(18.5)	(409.1)
Exchange adjustments	(21.2)	(2.1)	(23.3)
31 December 2021	2,002.5	39.3	2,041.8
The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

	2021	2020
Continuing operations	£m	£m
Depreciation of right-of-use assets:
Land and buildings	(254.7)	(312.1)
Plant and machinery	(18.2)	(19.8)
Impairment charges	(12.5)	(125.1)
Short-term lease expense	(18.0)	(36.7)
Low-value lease expense	(2.3)	(2.3)
Variable lease expense	(56.2)	(65.4)
Sublease income	17.3	25.3
Charge to operating profit	(344.6)	(536.1)
Interest expense related to lease liabilities	(90.9)	(101.0)
Charge to profit before taxation for leases	(435.5)	(637.1)
Variable lease payments primarily include real estate taxes and insurance costs.
The maturity of lease liabilities at 31 December 2021 and 2020 were as follows:

	2021	2020
	£m	£m
Within one year	369.7	412.3
Between one and two years	321.9	357.7
Between two and three years	273.7	309.0
Between three and four years	229.1	255.3
Between four and five years	199.1	209.9
Over five years	1,227.1	1,238.9
	2,620.6	2,783.1
Effect of discounting	(578.8)	(626.8)
Lease liability at end of year	2,041.8	2,156.3
Short-term lease liability	279.7	323.8
Long-term lease liability	1,762.1	1,832.5
The total committed future cash flows for leases not yet commenced at 31 December 2021 is £534.9 million.
The Group does not face a significant liquidity risk with regard to its lease liabilities. Refer to note 25 for management of liquidity risk.